FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 597,191	$ 478,184
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	503,647	419,212
Value added tax receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,416	18,802
Trade receivables and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54,164	11,287
Other financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,964	$ 28,883